RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2024
RelatedPartyTransactionsLineItems [Line Items]
Rent expenses	$ 0	$ 0	$ 0	$ 0	$ 0
Officer and Director [Member]
RelatedPartyTransactionsLineItems [Line Items]
Accounts payable				$ 13,100